Schedule of Investments
September 30, 2021 (unaudited)
Mathew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.08%

Carpets & Rugs - 4.01%
Interface, Inc.	9,442,500	14,278,875

Air Courier Services - 8.16%
FedEx Corp.	132,600	29,077,854

Business Services - 1.17%
MasterCard, Inc. Class A	12,000	4,172,160
The Depository Trust & Clearing Corp. (2)	0	4,077

		4,176,237

Electric Services - 1.63%
Vistra Corp.	340,500	5,822,550

Electronic Computers - 4.86%
Apple, Inc. (2)	122,500	17,333,750

Federal & Federally - Sponsored Credit Agencies - 5.28%
Federal Agricultural Mortgage Corp. Class A	76,998	7,756,008
Federal Agricultural Mortgage Corp. Class C	102,000	11,069,040

		18,825,048

Fire, Marine & Casualty Insurance - 4.62%
Berkshire Hathaway, Inc. Class A (2)	40	16,455,160

Investment Advice - 4.65%
KKR & Co., Inc. Class A	272,000	16,559,360

Hotels & Motels - 1.44%
Park Hotels & Resorts, Inc. (2)	268,000	5,129,520

National Commercial Bank - 4.82%
JPMorgan Chase & Co.	105,000	17,187,450

Pharmaceutical Preparations - 3.02%
Pfizer, Inc.	250,000	10,752,500

Radio & Tv Broadcasting & Communication Equipment - 4.76%
Qualcomm, Inc.	131,500	16,960,870

Railroads, Line-Haul Operations - 3.80%
Kansas City Southern	50,000	13,532,000

Retail-Catalog & Mail-Order Houses - 3.92%
Amazon.com, Inc. (2)	4,250	13,961,420

Security Brokers, Dealers & Exchanges - 15.91%
Goldman Sachs Group, Inc.	150,000	56,704,500

Services-Amusement & Recreation Services - 2.65%
Madison Square Garden Entertainment Corp. Class A (2)	130,000	9,447,100

Services-Computer Programming, Data Processing, Etc. - 8.81%
Facebook, Inc. Class A (2)	92,500	31,393,575

State Commercial Banks - 3.70%
East West Bancorp, Inc.	170,000	13,181,800

Transportation Equipment - 6.88%
Polaris Industries, Inc.	205,000	24,530,300

Total Common Stock	(Cost $ 151,966,223)	335,309,869

Preferred Stock - 0.44%

Government Agencies - 0.30%
Fannie Mae - Series F perpetual, 0.000% (2-Year CMT - 0.160%)	374,500	1,074,815
Fannie Mae - Series G perpetual, 0.000% (2-Year CMT - 0.180%)	170,250	493,725

Total Preferred Stock	(Cost $ 4,787,551)	1,568,540

Real Estate Investment Trusts - 5.01%

Brandywine Realty Trust	1,330,000	17,848,600

Total Real Estate Investment Trusts	(Cost $ 13,902,904)	17,848,600

Money Market Registered Investment Companies - 0.58%

First American Government Obligation Fund Class Z, 0.02% (3)	2,081,212	2,081,212

Total Money Market Registered Investment Companies	(Cost $ 2,081,212)	2,081,212

Total Investments - 100.12%	(Cost $ 172,737,890)	356,808,221

Liabilities in Excess of Other Assets - -.12%		(414,031)

Total Net Assets - 100.00%		356,394,190

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$349,048,136
Level 2 - Other Significant Observable Inputs		7,760,085
Level 3 - Significant Unobservable Inputs		0
Total		$356,808,221

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 30, 2021.
(4) Fair valued security deemed as Level 3 security.